LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES
Schedule of weighted-average remaining lease term and weighted-average discount rate

	As of December 31,
	2020	2021
Weighted average remaining lease term:
Operating lease	12.2 years	10.8 years
Finance lease	14.6 years	17.7 years

Weighted average discount rate:
Operating lease	6.56%	7.01%
Finance lease	8.63%	7.27%

Schedule of total lease cost

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Lease cost
Finance lease cost:
Depreciation	216,664	255,458	274,052	43,005
Interest expenses	120,185	130,196	124,567	19,547
Operating lease cost	214,795	478,805	568,044	89,138
Total lease cost	551,644	864,459	966,663	151,690

Schedule of supplemental cash flow information related to leases

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash payments for operating leases	193,174	477,189	593,615	93,151
Financing cash payments for finance leases	333,614	376,232	579,660	90,961

Schedule of future lease payments under operating leases and finance leases

	Operating Leases		Finance Leases
	RMB	US$	RMB	US$
2022	625,680	98,183	326,413	51,221
2023	486,679	76,371	234,013	36,722
2024	437,331	68,627	137,267	21,540
2025	404,703	63,507	95,157	14,932
2026	355,216	55,741	96,757	15,183
2027 and thereafter	2,032,828	318,995	1,722,737	270,335
Total future lease payments	4,342,437	681,424	2,612,344	409,933
Less: Imputed interest	(1,450,385)	(227,598)	(1,248,561)	(195,926)
Present value of future lease payments *	2,892,052	453,826	1,363,783	214,007

*     Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB607,997 (US$95,408) and RMB2,284,055 (US$358,418) for the year ended December 31, 2021, respectively.